                 DEAN WITTER VARIABLE ANNUITY




Northbrook Life Insurance Company                 Prospectus dated  May 1, 2000
P.O. Box 94040
Palatine, IL 60062
Telephone Number: 1-800-654-2397




Northbrook Life Insurance Company ("Northbrook") has issued the Dean Witter Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 13 investment alternatives ("investment alternatives"). The investment alternatives include a fixed account option ("Fixed Account") and 12 variable sub-accounts ("Variable Sub-Accounts") of the Northbrook Variable Annuity Account ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of the following mutual fund portfolios ("Portfolios") of the Morgan Stanley Dean Witter Variable Investment Series ("Fund"):

MONEY MARKET PORTFOLIO                      GLOBAL DIVIDEND GROWTH PORTFOLIO
QUALITY INCOME PLUS PORTFOLIO               EUROPEAN GROWTH PORTFOLIO
HIGH YIELD PORTFOLIO                        PACIFIC GROWTH PORTFOLIO
UTILITIES PORTFOLIO                         CAPITAL GROWTH PORTFOLIO
INCOME BUILDER PORTFOLIO                    EQUITY PORTFOLIO
DIVIDEND GROWTH PORTFOLIO                   STRATEGIST PORTFOLIO

We (Northbrook) have filed a Statement of Additional Information, dated May 1, 2000, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 35 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.

               The  Securities  and Exchange  Commission  has not
               approved or disapproved the securities  described in this
IMPORTANT      prospectus,  nor has it passed on the accuracy or the adequacy
NOTICES        of this  prospectus.  Anyone who tells you otherwise is
               committing a federal crime.

               Investments  in  the  Contracts  involves   investment  risks,
               including possible loss of principal.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                              Page

                           Important Terms                                      3
                           The Contract At A Glance                             4
Overview                   How the Contract Works                               5
                           Expense Table                                        6
                           Financial Information                                8


                           The Contract                                         9
                           Purchases                                           11
                           Contract Value                                      12
                           Investment Alternatives                             13
                                    The Variable Sub-Accounts                  13
Contract                            The Fixed Account                          14
Features                            Transfers                                  15
                           Expenses                                            17
                           Access To Your Money                                19
                           Income Payments                                     20
                           Death Benefits                                      23

                           More Information:
                                    Northbrook                                 25
                                    The Variable Account                       25
                                    The Portfolios                             26
                                    The Contract                               26
Other                               Qualified Plans                            27
Information                         Legal Matters                              27
                                    Year 2000                                  27
                           Taxes                                               28
                           Performance Information                             31
                           Appendix A - Accumulation Unit Values               32
                           Statement of Additional Information                 37
                               Table of Contents




IMPORTANT TERMS
-----------------------------------------------------------------------------



This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlighted text.

                                                                          Page

Accumulation Phase                                                          8
Accumulation Unit                                                           8
Accumulation Unit Value                                                     4
Annuitant                                                                   4
Automatic Additions Program                                                 4
Automatic Income Withdrawals                                                4
Beneficiary                                                                 5
Contract*                                                                   1
Contract Owner ("You")                                                      5
Contract Value                                                              4
Contract Year                                                               4
Death Benefit                                                               4
Fixed Account                                                               1
Free Withdrawal Amount                                                      4
Fund                                                                        1
Income Plan                                                                 5
Investment Alternatives                                                     1
Issue Date                                                                  5
Northbrook ("We")                                                           1
Payout Phase                                                                5
Payout Start Date                                                           4
Portfolios                                                                  1
Qualified Contracts                                                         9
SEC                                                                         1
Settlement Value                                                           23
Valuation Date                                                             11
Variable Account                                                            1
Variable Sub-Account                                                        1




*If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions on the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise. In certain states the Contract is available only as a group Contract.

THE CONTRACT AT A GLANCE
----------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments          We are no longer offering new Contracts. You
                           can add to your current Contract as often and as much
                           as you like,  but each  payment must be at least $25.
                           We may  limit the  total  payments  you can make in a
                           "Contract  Year,"  which we measure  from the date we
                           issue your  Contract  and each  Contract  anniversary
                           ("Contract Anniversary").

-------------------------------------------------------------------------------
Expenses                   You will bear the following expenses:
                           o Total  Variable  Account annual fees equal to 1.00%
                             of  average  daily  net  assets
                           o Annual   contract maintenance charge of $30
                           o Withdrawal charges ranging from 0% to 6% of
                             purchase payments withdrawn (with certain
                             exceptions)
                           o State premium tax (if your state imposes one)

                           In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable
                           Sub-Account.

-------------------------------------------------------------------------------
Investment                 The Contract offers 13 investment alternatives
Alternatives               including:
                           o The Fixed Account (which credits interest at rates
                             we guarantee), and
                           o 12 Variable  Sub-Accounts  investing in Portfolios
                             offering  professional  money management by Morgan
                             Stanley Dean Witter Advisors, Inc.

                           To find out  current  rates  being  paid on the Fixed
                           Account, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-654-2397.

-------------------------------------------------------------------------------
Special Services          For your convenience, we offer these special services:

                          o Automatic Additions Program
                          o Automatic Income Withdrawals

-------------------------------------------------------------------------------
Income  Payments           You  can  choose  fixed  income   payments,
                           variable  income  payments,  or a combination  of the
                           two. You can receive  your income  payments in one of
                           the following ways:

                           o life income with payments guaranteed for 10 years
                           o joint and survivor life income
                           o guaranteed  payments for a specified period

--------------------------------------------------------------------------------
Death Benefits             If you or the  Annuitant  dies  before  the
                           Payout  Start  Date,  we will pay the  death  benefit
                           described in the Contract.

------------------------------------------------------------------------------
Transfers                  Before the Payout Start Date,  you may transfer  your
                           Contract   value   ("Contract   Value")   among   the
                           investment  alternatives,  with certain restrictions.
                           Transfers  must be at least $100 or the total  amount
                           in the investment alternative, whichever is less.

--------------------------------------------------------------------------------
Withdrawals                You may withdraw some or all of your  Contract  Value
                           at anytime  prior to the Payout  Start Date.  Full
                           or partial  withdrawals  are available under
                           limited circumstances on or after the Payout Start
                           Date.  You may take  partial   withdrawals
                           automatically   through  monthly Automatic Income
                           Withdrawals. In general, you must  withdraw  at least
                           $500 at a time or the total amount in the investment
                           alternative,  if less. A 10% federal tax penalty may
                           apply if you withdraw  before you are 59 1/2 years
                           old. A withdrawal charge also may  apply.


HOW THE CONTRACT WORKS

-------------------------------------------------------------------------------

         The Contract basically works in two ways.

     First, the Contract can help you (we assume you are the Contract Owner) save for retirement because you can invest in up to 13 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account. If you invest in the Fixed Account, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

         Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 20. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

         The timeline below illustrates how you might use your Contract.

Issue                                                Payout Start
Date              Accumulation Phase                 Date                       Payout Phase

---------------------------------------------------------------------------------------------------------------------------------
You buy         You save for retirement
a contract                                  You elect to receive      You can receive            Or you can
                                            income payments or         receive income            receive income
                                            receive a lump sum         payments for a            payments for
                                            payment                    set period                life



         As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

         Please call us at 1-800-654-2397 if you have any question about how the Contract works.

EXPENSE TABLE

------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectus for the Fund.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of amount withdrawn)*

Number of Complete Years
Since We Received the Purchase

Payment Being Withdrawn:   0     1     2      3      4      5      6+
Applicable Charge:         6%    5%    4%     3%     2%     1%     0%

Annual Contract Maintenance Charge         $30.00
Transfer Fee                                 None

*Each Contract Year you may make one withdrawal of up to 10% of your aggregate purchase payments, excluding those made one year before the withdrawal, without incurring a withdrawal charge. The cumulative total of all withdrawal charges is guaranteed never to exceed 7% of your purchase payments (not including earnings attributable to these payments).

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of daily net asset value deducted from each Variable Sub-Account)

Mortality and Expense Risk Charge            1.00%
Total Variable Account Annual Expenses       1.00%

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)





Portfolio                                            Management           Other            Total Portfolio
                                                       Fees              Expenses          Annual Expenses


-------------------------------------------------------------------------------------------------------------

Morgan Stanley Dean Witter Variable Investment Series
-------------------------------------------------------------------------------------------------------------
Money Market                                         0.50%                0.02%                0.52%
-------------------------------------------------------------------------------------------------------------
Quality Income Plus                                  0.50%                0.02%                0.52%
-------------------------------------------------------------------------------------------------------------
High Yield                                           0.50%                0.03%                0.53%
-------------------------------------------------------------------------------------------------------------
Utilities                                            0.64%                0.03%                0.67%
-------------------------------------------------------------------------------------------------------------
Income Builder                                       0.75%                0.06%                0.81%
-------------------------------------------------------------------------------------------------------------
Dividend Growth                                      0.51%                0.01%                0.52%
-------------------------------------------------------------------------------------------------------------
Capital Growth                                       0.65%                0.07%                0.72%
-------------------------------------------------------------------------------------------------------------
Global Dividend Growth                               0.75%                0.08%                0.83%
-------------------------------------------------------------------------------------------------------------
European Growth                                      0.95%                0.09%                1.04%
-------------------------------------------------------------------------------------------------------------
Pacific Growth                                       0.95%                0.47%                1.42%
-------------------------------------------------------------------------------------------------------------
Equity                                               0.49%                0.02%                0.51%
-------------------------------------------------------------------------------------------------------------
Strategist                                           0.50%                0.02%                0.52%
-------------------------------------------------------------------------------------------------------------




(1) Figures shown in the Table are for the year ended December 31, 1999.

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

         o invested  $1,000  in a  Variable  Sub-Account,
         o earned a 5% annual return on your  investment,  and
         o surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months at the end of each time period.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.


Variable Sub-Account              1 Year           3 Years           5 Years           10 Years

Money Market                        $63              $80               $97              $188
Quality Income Plus                 $63              $80               $97              $188
High Yield                          $63              $81               $98              $189
Utilities                           $64              $85              $105              $205
Income Builder                      $66              $89              $112              $220
Dividend Growth                     $63              $80               $97              $188
Capital Growth                      $65              $86              $108              $210
Global Dividend Growth              $66              $90              $113              $222
European Growth                     $68              $96              $124              $244
Pacific Growth                      $72              $107             $144              $284
Equity                              $63              $80               $97              $187
Strategist                          $63              $80               $97              $188



EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months at the end of each period.

Variable Sub-Account             1 Year           3 Years           5 Years           10 Years


Money Market                        $16              $50               $86              $188
Quality Income Plus                 $16              $50               $86              $188
High Yield                          $16              $51               $87              $189
Utilities                           $18              $55               $94              $205
Income Builder                      $19              $59               $102             $220
Dividend Growth                     $16              $50               $86              $188
Capital Growth                      $18              $56               $97              $210
Global Dividend Growth              $19              $60               $103             $222
European Growth                     $22              $66               $114             $244
Pacific Growth                      $25              $78               $133             $284
Equity                              $16              $50               $86              $187
Strategist                          $16              $50               $86              $188


Please remember that you are looking at examples and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. To reflect the contract maintenance charge in the examples, we estimated an equivalent percentage charge, based on an average contract size of $47,771.

FINANCIAL INFORMATION
-------------------------------------------------------------------------------


To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since 1990, or inception, if later. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Northbrook also appear in the Statement of Additional Information.

THE CONTRACT
-------------------------------------------------------------------------------


CONTRACT OWNER

The Variable Annuity is a contract between you, the Contract owner, and Northbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):


     o the investment  alternatives during the Accumulation and Payout Phases,
     o the amount and timing of your  purchase  payments  and  withdrawals,
     o the programs you want to use to invest or withdraw  money,
     o the income payment plan you want to use to receive  retirement income,
     o the Annuitant (either yourself or someone else) on whose life the income payments will be based,
     o the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and
     o any other rights that the Contract provides.


If you die, any surviving Contract owner, or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

You can use the Contract with or without a qualified plan. A "qualified plan" is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page 27.

ANNUITANT

The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application.

BENEFICIARY

The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may name different Beneficiaries in the event of the Owner's death or the Annuitant's death. You may change or add Beneficiaries at any time while you or the Annuitant, as applicable, is living by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not you or the Annuitant, as applicable, is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be you or your estate. If more than one Beneficiary survives you, or the Annuitant, as applicable, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT

Only a Northbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

You may assign the Contract prior to the Payout Start Date and during the Annuitant's life, subject to the rights of any irrevocable Beneficiary. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your contract.

PURCHASES

-----------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS

You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the amount of purchase payments we will accept.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Dean Witter Active Assets(TM) Account. Please consult your Morgan Stanley Dean Witter Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.


We will credit additional purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our headquarters. We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

CONTRACT VALUE
-------------------------------------------------------------------------------


Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account.

ACCUMULATION UNITS


To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE


As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

     o changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

     o the deduction of amounts reflecting the mortality and expense risk charge and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, and withdrawal charges, separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

You should refer to the prospectus for the fund that accompanies this prospectus for a description of how the assets of each portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
------------------------------------------------------------------------------


You may allocate your purchase payments to up to 12 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectus for the Fund. You should carefully review the Fund prospectus before allocating amounts to the Variable Sub-Accounts.


Portfolio:                          Each Portfolio Seeks:                                        Investment Adviser:

Money Market                        High current income, preservation of capital,                 Morgan Stanley
                                    and liquidity                                                 Dean Witter
                                                                                                  Advisors, Inc.

Quality Income Plus                 High current  income and,  as  a  secondary
                                    objective,   capital  appreciation   when
                                    consistent   with  its primary objective

High Yield                          High current income and, as  a secondary objective,
                                    capital appreciation when consistent with its primary
                                    objective

Utilities                           Current income and long-term growth of
                                    capital appreciation

Income Builder                      Reasonable income and, as a secondary objective,
                                    growth of capital


Dividend Growth                     Reasonable current income and long-term growth
                                    of income and capital

Capital Growth                      Long-term capital growth

Global Dividend Growth              Reasonable current income and long-term growth of
                                    income and capital

European Growth                     To maximize the capital appreciation of its investments

Pacific Growth                      To maximize the capital appreciation of its investments

Equity                              Growth of capital and, as a secondary objective, income
                                    when consistent with its primary objective

Strategist                          High total investment return


Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

INVESTMENT ALTERNATIVES:  THE FIXED ACCOUNT
------------------------------------------------------------------------------


You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

We bear the  investment  risk for all  amounts  that you  allocate  to the Fixed
Account. That is because we credit amounts that you allocate to the Fixed Account at a net effective rate of at least 4.0% per year. We may use a higher rate that we determine periodically. We credit this rate, regardless of the actual investment experience of the Fixed Account.

Money that you deposit in the Fixed Account earns the interest rate that is in effect at the time of your allocation or transfer until the first renewal date. The first renewal date is January 1 following the date of your allocation or transfer of money into the Fixed Account. Subsequent renewal dates are on anniversaries of the first renewal date. On or about each renewal date, we will notify you of the interest rate for the next calendar year. We may declare more than one interest rate for different monies based on their date of allocation or transfer to the Fixed Account.

INVESTMENT ALTERNATIVES:  TRANSFERS
------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less.

You may transfer amounts from the Variable Sub-Accounts to the Fixed Account only once every 30 days. If you invested amounts in the Fixed Account prior to its revision, you may transfer these amounts only once every six months.

We limit the maximum amount which may be transferred from the revised Fixed Account to the Variable Account in any calendar year to the greater of $1,000 or 25% of the value in the revised Fixed Account as of December 31 of the prior calendar year (except with respect to amounts which were allocated to the Fixed Account prior to the date of availability).

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. We may restrict transfers to once every 30 days. If we do so, we will give you at least 30 days notice of that restriction.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS

You may make transfers by telephone by calling 1-800-654-2397 if you first send us a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the contract with a joint Contract owner, unless we receive contrary instructions, we will accept instructions from either you or the joint Contract owner.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information.

Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

EXPENSES
-------------------------------------------------------------------------------


As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment. If you surrender your Contract, we will deduct the full contract maintenance charge.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the average daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

WITHDRAWAL CHARGE

We may assess a withdrawal charge of 6% of the amount you withdraw if the purchase payment being withdrawn has been invested in the Contract for less than 1 year. The charge declines annually to 0% after 6 complete years from the day we receive the purchase payment being withdrawn. A schedule showing how the charge declines is shown on page 6, above. During each Contract Year, you can make one withdrawal up to 10% of the aggregate amount of your purchase payments, excluding those made less than one year before the withdrawal, without paying the charge. Unused portions of this 10% "Free Withdrawal Amount" are not carried forward to future Contract Years. The maximum portion of the Free Withdrawal Amount you may withdraw from the Fixed Account is limited to the proportion that your value in the Fixed Account bears to your Total Contract Value. We guarantee that the total withdrawal charges you pay will not exceed 7% of your purchase payments.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge and the Free Withdrawal Amount, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings which means you pay taxes on the earnings portion of your withdrawal.

In certain cases, we may deduct a withdrawal charge when you take distributions required by federal tax law (see the Statement of Additional Information for "IRS Required Distribution at Death Rules"). We may deduct withdrawal charges from the Contract Value you apply to an Income Plan with a specified period of less than 120 months.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES

We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES

Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Fund. For a summary of current estimates of those charges and expenses, see page 6. We may receive compensation from the investment adviser or administrator of the Fund for administrative services we provide to the Fund.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------


You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 20.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes.

You can withdraw money from the Variable Account or the Fixed Account. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

AUTOMATIC INCOME WITHDRAWALS

You may also take partial withdrawal automatically through Automatic Income Withdrawals. You may request Automatic Income Withdrawals of $100 or more at any time before the Payout Starting Date. Please consult with your Morgan Stanley Dean Witter Financial Advisor for detailed information about Automatic Income Withdrawals.

If you request a total withdrawal, you must return your Contract to us. We also will deduct a contract maintenance charge of $30.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

         1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

         2)  An  emergency  exists as defined by the SEC;  or

         3)  The SEC  permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other applicable charges, and taxes.

INCOME PAYMENTS
-------------------------------------------------------------------------------


PAYOUT START DATE

The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

         o at least 30 days after the Issue Date;
         o the first day of a calendar month; and
         o no later than the first day of the calendar month after the Annuitant's 85th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date in your Contract.

INCOME PLANS


You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.


Three Income Plans are available under the Contract. Each is available to provide:

         o fixed income payments;
         o variable income payments; or
         o a combination of the two.

The three Income Plans are:

     Income Plan 1 -- Life Income with Payments Guaranteed for 10 Years. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

     Income Plan 2 -- Joint and Survivor Life Income. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive.


     Income Plan 3 -- Guaranteed Payments for a Specified Period. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 120 months. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.


The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we will require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. If you choose an Income Plan with no guaranteed payments, it is possible for the payee to receive only one income payment if the Annuitant and any joint Annuitant die prior to the second income payment, or two income payments if they die prior to the third income payment, and so on.


Generally, you may not make withdrawals after the Payout Start Date. One exception to this Rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We deduct applicable premium taxes from the Contract Value at the Payout Start Date. We may make other Income Plans available. You may obtain information about them by writing or calling us.


You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

o pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

o    reduce the frequency of your payments so that each payment will be at least
     $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 4%. If actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. You should consult the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from the Fixed Account for the duration of the Income Plan. We calculate the fixed income payments by:

o deducting any applicable premium tax; and

o applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
------------------------------------------------------------------------------


We will pay a death benefit prior to the Payout Start Date on:

         1)  the death of any Contract owner, or
         2) the death of the Annuitant, if the Contract owner is not the same person as the Annuitant.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies), or, if none, the Contract owner's estate.

DEATH BENEFIT AMOUNT

Prior to the Payout  Start Date,  the death  benefit is equal to the greater of:
(1) the Contract Value, and (2) the sum of all purchase payments, less amounts, including withdrawal charges, deducted in connection with any partial withdrawals. We will calculate the value of the death benefit as of the date we receive a complete request for payment of the death benefit.

A claim for a distribution on death must include Due Proof of Death. We will accept the following documentation as "Due Proof of Death":

         o a certified copy of a death certificate;
         o a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
         o any other proof acceptable to us.


DEATH BENEFIT PAYMENTS

Upon death of the Contract owner, the new Contract owner generally has the following options:

     1) receive the death benefit in a lump sum or apply the death benefit to an Income Plan; or

     2)  continue the Contract, subject to certain conditions.

Option 1 is only available if we receive Due Proof of Death within 180 days of the date of death. We are currently waiving the 180 day limitation but may enforce it in the future.

If Option 2 is elected, and the new Contract owner is a natural person, the following conditions apply:

1) the Contract is continued subject to charges, including all applicable withdrawal charges; and

2) if the prior Contract owner was also the Annuitant, the new Contract owner will become the new Annuitant.

A surviving spouse may continue the Contract in the Accumulation Phase as if the death had not occurred. Otherwise, the new Contract owner may continue the Contract and elect either of the following options:

1) receive income payments under an Income Plan, with income payments beginning within one year of the date of death. Income payments must be made over the life of the new Contract owner, or a period not to exceed the life expectancy of the new Contract owner; or

2) receive, within 5 years of the date of death, the "Settlement Value," which is the Contract Value, less withdrawal charges and taxes.

If , however, the new Contract owner is a non-natural person, the new Contract owner has the following options when continuing the Contract:

1) elect to receive the Settlement Value within 5 years of the date of death; or
2) receive the Settlement Value as a single lump sum payment 5 years after the date of death.

Option 1 is only available if we receive Due Proof of Death within 180 days of the date of death. We are currently waiving the 180 day limitation but may enforce it in the future.

Please refer to your Contract for more details on the above options.

If the  Annuitant  dies,  we will pay the named  Beneficiary  a death benefit as
described  above,   depending  on  whether  the  Beneficiary  is  a  natural  or non-natural person. Please refer to your Contract for more details.

MORE INFORMATION
-----------------------------------------------------------------------------


NORTHBROOK

Northbrook is the issuer of the Contract. Northbrook is a stock life insurance company which was organized under the insurance laws of the State of Arizona in 1998. Previously, from 1978 to 1998, Northbrook had been organized under the laws of the State of Illinois. Northbrook is currently licensed to operate in all states (except New York), the District of Columbia, and Puerto Rico. We intend to offer the Contract in those jurisdictions in which we are licensed. Our headquarters are located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Northbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), an Illinois stock life insurance company. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, an Illinois stock property-liability insurance company. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Northbrook and Allstate Life entered into a reinsurance agreement effective December 31, 1987. Under the reinsurance agreement, Allstate Life reinsures all of Northbrook's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. It does not, however, create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Northbrook; Northbrook remains the sole obligor under the Contract to you.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which automatically reinsures all net business of Northbrook. A.M. Best Company also assigns Northbrook the rating of A+(r) because Northbrook automatically reinsures all net business with Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Northbrook. Northbrook shares the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT

Northbrook established the Northbrook Variable Annuity Account on February 14, 1983. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Northbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Northbrook.

The Variable Account consists of 12 Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
------------------------------------------------------------------------------

Dividends  and  Capital  Gain  Distributions.   We  automatically  reinvest  all
dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any such change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors of the Fund monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Fund's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

Distribution. Dean Witter Reynolds Inc. ("Dean Witter"), located at Two World Trade Center, 74th Floor, New York, NY 10048, serves as principal underwriter of the Contracts. Dean Witter is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Dean Witter is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers. Dean Witter is also registered with the SEC as an investment adviser.

We may pay up to a maximum sales commission of 5.75% of purchase payments and an annual sales administration expense of up to 0.125% of the average net assets of the Contracts to Dean Witter. In addition, Dean Witter may pay annually to its representatives from its profits an amount equal to 0.10% of the net assets of the Variable Account attributable to Contracts issued and sold after 1984 and any subsequent additions thereon.

The General Agency Agreement between Northbrook and Dean Witter provides that Northbrook will indemnify Dean Witter for certain damages that may be caused by actions or statements or omissions, by Northbrook.

Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

         o issuance of the Contracts;
         o maintenance of Contract owner records;
         o Contract owner services;
         o calculation of unit values;
         o maintenance of the Variable Account; and
         o preparation of Contract owner reports.

We will send you Contract statements at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS

If you use the Contract with a qualified plan the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS

Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Northbrook on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Northbrook's right to issue such Contracts under state insurance laws, have been passed upon by Michael J. Velotta, General Counsel of Northbrook.

YEAR 2000


Northbrook is heavily dependent upon complex computer systems for all phases of its operations, including customer service, and policy and contract administration. Since many of Northbrook's older computer software programs recognized only the last two digits of the year in any date, some software may have failed to operate properly after the year 1999 if the software had not been reprogrammed or replaced ("Year 2000 Issue"). Northbrook believes that many of its countrerparties and suppliers also had potential Year 2000 Issues which could have affected Northbrook. In 1995, Allstate Insurance Company commenced a four phase plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies included normal development and enhancement of new and existing systems, to make them Year 2000 compliant. The plan also included Northbrook actively working with its major external counterparties and suppliers to assess their compliance efforts and Northbrook's exposure to them. As of the date of this prospectus, Northbrook believes that the Year 2000 Issue was successfully resolved and that such resolution will not materially affect its results of operations, liquidity or financial position.

TAXES
------------------------------------------------------------------------------


The following discussion is general and is not intended as tax advice. Northbrook makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1)   the Contract owner is a natural person;
2) the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations; and
3) Northbrook is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Northbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Northbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

   o made on or after the date the  individual  attains age 59 1/2;
   o made to a beneficiary after the Contract owner's death;
   o attributable to the Contract owner being  disabled; or
   o for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Annuity Death Benefits. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal; or

2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2 No penalty tax is incurred, however, on distributions:


1) made on or after the date the Contract owner attains age 59 1/2;
2) made as a result of the Contract  owner's death or  disability;
3) made in substantially equal periodic payments over the Contract owner's life or life expectancy;
4  made under an immediate annuity; or
5) attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

Aggregation of Annuity Contracts. All non-qualified deferred annuity contracts issued by Northbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS

Contracts may be used as investments with certain qualified plans such as:

 o Individual Retirement Annuities or Accounts (IRAs) under Section
   408 of the Code;
 o Roth IRAs under Section 408A of the Code;
 o Simplified Employee Pension Plans under Section 408(k) of the Code;
 o Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;
 o Tax Sheltered Annuities under Section 403(b) of the Code;
 o Corporate and Self Employed Pension and Profit Sharing Plans; and
 o State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Northbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

Restrictions Under Section 403(B) Plans. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

         1) on or after the date of employee
             o attains age 59 1/2,
             o separates from service,
             o dies,
             o becomes disabled, or
         2) on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING

Northbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

         1) required minimum distributions;
         2) a series of substantially equal periodic payments made over a period of at least 10 years over the life (joint lives) of the participant (and beneficiary).

Northbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------


We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the variable account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                                       APPENDIX A
                ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                       OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*


                                                             1990              1991                1992

MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                 $14.532          $15.530            $16.260
Accumulation Unit Value, End of Period.                      $15.530          $16.260            $16.651
Number of Units Outstanding, End of Period                 7,300,227        4,993,305          3,142,381

QUALITY INCOME PLUS SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period.                $12.097          $12.798            $15.016
Accumulation Unit Value, End of Period.                      $12.798          $15.016            $16.096
Number of Units Outstanding, End of Period.                4,292,424        4,272,603          4,167,157

HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                 $14.993          $10.864            $17.064
Accumulation Unit Value, End of Period                       $10.864          $17.064            $20.008
Number of Units Outstanding, End of Period.                2,487,589        1,973,508          1,677,444

UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                 $10.000          $10.365            $12.372
Accumulation Unit Value, End of Period                       $10.365          $12.372            $13.797
Number of Units Outstanding, End of Period                 3,364,215        3,655,014          3,883,303

INCOME BUILDER SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period.                    --               --               --
Accumulation Unit Value, End of Period.                          --               --               --
Number of Units Outstanding, End of Period.                      --               --               --

DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period.                $10.000           $9.143            $11.564
Accumulation Unit Value, End of Period.                       $9.143          $11.564            $12.383
Number of Units Outstanding, End of Period.                5,838,210        5,646,884          6,048,975

GLOBAL DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period.                    --              --                 --
Accumulation Unit Value, End of Period.                          --              --                 --
Number of Units Outstanding, End of Period.                      --              --                 --

EUROPEAN GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period.                    --           $10.000            $10.050
Accumulation Unit Value, End of Period.                          --           $10.050            $10.347
Number of Units Outstanding, End of Period.                      --           101,037            251,802

PACIFIC GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period.                    --              --                --
Accumulation Unit Value, End of Period.                          --              --                --
Number of Units Outstanding, End of Period.                      --              --                --


                                       32

                                                                1990            1991               1992
CAPITAL GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period.                   --            $10.000            $12.735
Accumulation Unit Value, End of Period.                         --            $12.735            $12.814
Number of Units Outstanding, End of Period.                     --            468,488            681,326

EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period.                $18.580          $17.728            $27.916
Accumulation Unit Value, End of Period.                      $17.728          $27.916            $27.681
Number of Units Outstanding, End of Period.                2,302,425        2,025,964          1,886,301

STRATEGIST SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period.                $12.284          $12.351            $15.684
Accumulation Unit Value, End of Period.                      $12.351          $15.684            $16.651
Number of Units Outstanding, End of Period.                5,424,907        4,805,519          4,762,207

                                                                1993          1994         1995          1996
MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                 $16.651        $16.940      $17.411      $18.215
Accumulation Unit Value, End of Period.                      $16.940        $17.411      $18.215      $18.955
Number of Units Outstanding, End of Period                 2,402,295      2,408,602    1,486,360    1,225,023

QUALITY INCOME PLUS SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                 $16.096       $18.010      $16.648      $20.498
Accumulation Unit Value, End of Period.                      $18.010       $16.648      $20.498      $20.608
Number of Units Outstanding, End of Period                 3,998,449     2,779,045    2,159,205    1,301,162

HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                 $20.008       $24.609      $23.759      $27.055
Accumulation Unit Value, End of Period.                      $24.609       $23.759      $27.055      $29.993
Number of Units Outstanding, End of Period                 1,537,549     1,202,135      906,011      712,341

UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                 $13.797       $15.804      $14.235      $18.132
Accumulation Unit Value, End of Period.                      $15.804       $14.235      $18.132      $19.509
Number of Units Outstanding, End of Period                 3,932,991     2,814,866    2,298,190    1,419,955

INCOME BUILDER SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                         -            -            -             -
Accumulation Unit Value, End of Period.                              -            -            -             -
Number of Units Outstanding, End of Period                           -            -            -             -

DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                 $12.383       $14.019      $13,425      $18.128
Accumulation Unit Value, End of Period.                      $14.019       $13.425      $18.128      $22.248
Number of Units Outstanding, End of Period                 5,878,916     5,229,279    4,402,940    3,144,203


                                       33





                                                                  1993         1994         1995          1996


GLOBAL DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                         -        $10.000      $9.942       $12.012
Accumulation Unit Value, End of Period.                              -        $9.942       $12.012      $13.984
Number of Units Outstanding, End of Period                           -        951,857      852,851      725,977

EUROPEAN GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                    $10.347       $14.433      $15.484      $19.299
Accumulation Unit Value, End of Period.                         $14.433       $15.484      $19.299      $24.837
Number of Units Outstanding, End of Period                      767,814       868.638      649,852      545,184

PACIFIC GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                         -        $10.000      $9.248       $9.682
Accumulation Unit Value, End of Period.                              -         $9.248      $9.682       $9.957
Number of Units Outstanding, End of Period                           -        644,451     608,464      523,417

CAPITAL GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                    $12.814       $11.799      $11.533      $15.177
Accumulation Unit Value, End of Period.                         $11.799       $11.533      $15.177      $16.760
Number of Units Outstanding, End of Period                      457,147       321,342      256,312      192,504

EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                    $27.681       $32.807      $30.885      $43.585
Accumulation Unit Value, End of Period.                         $32.807       $30.885      $43.585      $48.483
Number of Units Outstanding, End of Period                    1,800,750     1,652,850    1,314,532      968,987

STRATEGIST SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                    $16.651       $18.199      $18.728      $20.284
Accumulation Unit Value, End of Period.                         $18.199       $18.728      $20.284      $23.098
Number of Units Outstanding, End of Period                    4,409,391     3,994,684    2,708,051    1,937,096


                                                                 1997          1998          1999

MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                    $18.955      $19.748       $20.578
Accumulation Unit Value, End of Period.                         $19.748      $20.578       $21.340
Number of Units Outstanding, End of Period                      937,820      945,513       787,804

QUALITY INCOME PLUS SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                    $20.608      $22.671       $24.315
Accumulation Unit Value, End of Period.                         $22.671      $24.315       $23.106
Number of Units Outstanding, End of Period                      927,584      754,206       586,462

HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                    $29.993      $33.219       $30.869
Accumulation Unit Value, End of Period.                         $33.219      $30.869       $30.135
Number of Units Outstanding, End of Period                      587.053      492,928       391,028


                                       34

                                                                 1997          1998          1999
UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                    $19.509      $24.559       $30.037
Accumulation Unit Value, End of Period.                         $24.559      $30.037       $33.581
Number of Units Outstanding, End of Period                      883,371      741,971       532,620

INCOME BUILDER SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                         -       $12,120       $12.389
Accumulation Unit Value, End of Period.                         $12.120      $12,389       $13.131
Number of Units Outstanding, End of Period                       60,458       50,807        22,407

DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                    $22.248      $27.667       $31.130
Accumulation Unit Value, End of Period.                         $27.667      $31.130       $30.249
Number of Units Outstanding, End of Period                    2,485,592    2,007,199     1,583,594

GLOBAL DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                    $13.984      $15.511      $17.282
Accumulation Unit Value, End of Period.                         $15.511      $17.282      $19.616
Number of Units Outstanding, End of Period                      604,338      424,746      315,806

EUROPEAN GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                    $24.837      $28.545      $35.033
Accumulation Unit Value, End of Period.                         $28.545      $35.033      $44.783
Number of Units Outstanding, End of Period                      441,921      369,513      284,448

PACIFIC GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                    $9.957       $6.142        $5.448
Accumulation Unit Value, End of Period.                         $6.142       $5.448        $8.959
Number of Units Outstanding, End of Period                     290,930      277,001       286,782

CAPITAL GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                    $16.760      $20.666      $24.478
Accumulation Unit Value, End of Period.                         $20.666      $24.478      $32.303
Number of Units Outstanding, End of Period                      148,763      125,509      104,451

EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $48.483      $65.969       $85.154
Accumulation Unit Value, End of Period.                        $65.969      $85.154      $133.781
Number of Units Outstanding, End of Period                     782,723      641,223       604,315

STRATEGIST SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                    $23.098      $26.006      $32.615
Accumulation Unit Value, End of Period.                         $26.006      $32.615      $37.855
Number of Units Outstanding, End of Period                    1,477,411    1,141,504      973,498


-------------------------------------------------------------------------------------------------

*The Money Market, High Yield and Equity Sub-Accounts commenced operations on March 9, 1984. The Quality Income Plus and Strategist Sub-Accounts commenced operations on March 1, 1987. The Utilities and Dividend Growth Sub-Accounts commenced operations on March 1, 1990. The Capital Growth and European Growth Sub-Accounts commenced operations on March 1, 1991. The Global Dividend Growth and Pacific Growth Sub-Accounts commenced operations on February 23, 1994. The Income Builder Sub-Account commenced operations on January 21, 1997. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-----------------------------------------------------------------------------


DESCRIPTION

Additions, Deletions or Substitutions of Investments
The Contract
           Purchases
           Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
General Matters
           Incontestability
           Settlements
           Safekeeping of the Variable Account's Assets
           Premium Taxes
           Tax Reserves
Federal Tax Matters
Qualified Plans
Experts
Financial Statements

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. We do not authorize anyone to provide any information or representations regarding the offering described in this prospectus other than as contained in this prospectus.

                          DEAN WITTER VARIABLE ANNUITY

                       Northbrook Life and Annuity Company
              Statement of Additional Information dated May 1, 2000


                       NORTHBROOK VARIABLE ANNUITY ACCOUNT
                              POST OFFICE BOX 94040
                             PALATINE, IL 60094-4040
                               1 (800) 654 - 2397

This Statement of Additional Information supplements the information in the prospectus for the Dean Witter Variable Annuity Contract that we offer. This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated May 1, 2000, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Dean Witter Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Dean Witter Variable Annuity Contracts that we offer.


                                TABLE OF CONTENTS

DESCRIPTION                                                                            PAGE

Additions, Deletions or Substitutions of Investments                                    2
The Contract                                                                            3
           Purchases                                                                    3
           Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)                 3
Calculation of Accumulation Unit Values                                                 4
Calculation of Variable Income Payments                                                 5
Calculation of Annuity Unit Values                                                      5
General Matters                                                                         6
           Incontestability                                                             6
           Settlements                                                                  6
           Safekeeping of the Variable Account's Assets                                 6
           Premium Taxes                                                                6
           Tax Reserves                                                                 6
Federal Tax Matters                                                                     7
Qualified Plans                                                                         8
Experts                                                                                10
Financial Statements                                                                   11


ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Dean Witter Reynolds Inc., is the principal underwriter and distributor of the Contracts. We are no longer offering the Contract, though we are still accepting purchase payments under existing Contracts.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

(1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the annualized mortality and expense risk charge divided by the number of days in the curent calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

* multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

* dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS


INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF NORTHBROOK LIFE INSURANCE COMPANY

Northbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Northbrook, and its operations form a part of Northbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Northbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Northbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Northbrook does not intend to make provisions for any such taxes. If Northbrook is taxed on investment income or capital gains of the Variable Account, then Northbrook may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are:

(1) contracts acquired by an estate of a decedent by reason of the death of the decedent;
(2)      certain qualified contracts;
(3) contracts purchased by employers upon the termination of certain qualified plans;
(4) certain contracts used in connection with structured settlement agreements; and
(5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Northbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT  ORGANIZATION
DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS

The financial statements and the related financial statement schedule of Northbrook Life Insurance Company as of December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1999, and for the periods in the two years then ended, that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 1999 and for the periods in the two years then ended, the financial statements and related financial statement schedule of Northbrook Life Insurance Company as of December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the accompanying Independent Auditors' Reports, appear in the pages that follow. The financial statements of Northbrook Life Insurance Company included herein should be considered only as bearing upon the ability of Northbrook Life Insurance Company to meet its obligations under the Contacts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
NORTHBROOK LIFE INSURANCE COMPANY:

We have audited the accompanying Statements of Financial Position of Northbrook Life Insurance Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 1999 and 1998, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. Our audits also included Schedule IV - Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.




/s/ Deloitte & Touche LLP

Chicago, Illinois
February 25, 2000


                        NORTHBROOK LIFE INSURANCE COMPANY
                        STATEMENTS OF FINANCIAL POSITION


                                                                       December 31,
                                                              -----------------------------
                                                                   1999             1998
                                                              -------------    ------------
($ in thousands, except par value data)
ASSETS
Investments
   Fixed income securities, at fair value
      (amortized cost $89,205 and $81,156)                     $     86,998    $     86,336
   Short-term                                                         3,170           5,083
                                                               ------------    ------------
         Total investments                                           90,168          91,419

Cash                                                                     21            --
Reinsurance recoverable from
   Allstate Life Insurance Company                                2,022,502       2,148,091
Other assets                                                          5,997           6,705
Separate Accounts                                                 8,211,996       7,031,083
                                                               ------------    ------------
         TOTAL ASSETS                                          $ 10,330,684    $  9,277,298
                                                               ============    ============
LIABILITIES
Reserve for life-contingent contract benefits                   $   150,587    $    145,055
Contractholder funds                                              1,871,933       2,003,122
Current income taxes payable                                          2,171           1,830
Deferred income taxes                                                   746           3,316
Payable to affiliates, net                                            5,990           5,085
Separate Accounts                                                 8,211,996       7,031,083
                                                               ------------    ------------
         TOTAL LIABILITIES                                       10,243,423       9,189,491
                                                               ============    ============
Commitments and Contingent Liabilities (Note 12)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 25,000 shares
      authorized, issued and outstanding                              2,500           2,500
Additional capital paid-in                                           56,600          56,600
Retained income                                                      29,596          25,340

Accumulated other comprehensive (loss) income:
    Unrealized net capital (losses) gains                            (1,435)          3,367
                                                               ------------    ------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME         (1,435)          3,367
                                                               ------------    ------------
         TOTAL SHAREHOLDER'S EQUITY                                  87,261          87,807
                                                               ------------    ------------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY            $ 10,330,684    $  9,277,298
                                                               ============    ============

See notes to financial statements.

                                               NORTHBROOK LIFE INSURANCE COMPANY
                                                   STATEMENTS OF OPERATIONS
                                                   AND COMPREHENSIVE INCOME


                                                       Year Ended December 31,
                                                    ----------------------------
($ in thousands)                                      1999      1998       1997
                                                    -------    -------   -------
REVENUES
Net investment income                               $ 6,010    $ 5,691   $ 5,146
Realized capital gains and losses                       510          2       (68)
                                                    -------    -------   -------
Income from operations
  before income tax expense                           6,520      5,693     5,078
Income tax expense                                    2,264      1,995     1,756
                                                    -------    -------   -------
NET INCOME                                            4,256      3,698     3,322
                                                    -------    -------   -------
Other comprehensive (loss) income, after-tax
Change in unrealized net capital gains and losses    (4,802)       825     1,256
                                                    -------    -------   -------
COMPREHENSIVE (LOSS) INCOME                         $  (546)   $ 4,523   $ 4,578
                                                    =======    =======   =======

See notes to financial statements.

                                              NORTHBROOK LIFE INSURANCE COMPANY
                                              STATEMENTS OF SHAREHOLDER'S EQUITY


                                                           December 31,
                                                --------------------------------
                                                   1999       1998       1997
                                                ---------  ---------  ----------
($ in thousands)

COMMON STOCK                                    $  2,500    $  2,500   $  2,500
                                                --------    --------   --------
ADDITIONAL CAPITAL PAID-IN                      $ 56,600    $ 56,600   $ 56,600
                                                --------    --------   --------
RETAINED INCOME
Balance, beginning of year                      $ 25,340    $ 21,642   $ 18,320
Net income                                         4,256       3,698      3,322
                                                --------    --------   --------
Balance, end of year                              29,596      25,340     21,642
                                                --------    --------   --------

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Balance, beginning of year                      $  3,367    $  2,542   $  1,286
Change in unrealized net capital gains
     and losses                                   (4,802)        825      1,256
                                                --------    --------   --------
Balance, end of year                              (1,435)      3,367      2,542
                                                --------    --------   --------
TOTAL SHAREHOLDER'S EQUITY                      $ 87,261    $ 87,807   $ 83,284
                                                ========    ========   ========

See notes to financial statements.

                                              NORTHBROOK LIFE INSURANCE COMPANY
                                                   STATEMENTS OF CASH FLOWS


                                                                  Year Ended December 31,
                                                             --------------------------------
($ in thousands)                                               1999        1998        1997
                                                             --------    --------    --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                   $  4,256    $  3,698    $  3,322
Adjustments to reconcile net income to net cash
    provided by operating activities
         Amortization and other non-cash items                    559         518         516
         Realized capital gains and losses                       (510)         (2)         68
         Changes in:
             Life-contingent contract benefits and
               contractholder funds                               (68)        273         205
              Income taxes payable                                355       1,866        (480)
              Other operating assets and liabilities              924       4,126        (264)
                                                             --------    --------    --------
                 Net cash provided by operating activities      5,516      10,479       3,367
                                                             --------    --------    --------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
       Proceeds from sales                                     17,992       1,922       1,606
       Investment collections                                   6,555      10,253      10,036
       Investment purchases                                   (32,050)    (20,690)    (18,568)
Change in short-term investments, net                           2,008      (1,964)      3,559
                                                             --------    --------    --------
               Net cash used in investing activities           (5,495)    (10,479)     (3,367)
                                                             --------    --------    --------

NET INCREASE IN CASH                                               21        --          --
CASH AT THE BEGINNING OF YEAR                                    --          --          --
                                                             --------    --------    --------
CASH AT END OF YEAR                                          $     21    $   --      $   --
                                                             ========    ========    ========

See notes to financial statements.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

1.    GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Northbrook Life Insurance Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

To conform with the 1999 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets savings and life insurance products exclusively through Dean Witter Reynolds, Inc. ("Dean Witter") (see Note 4), a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Savings products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, and variable annuities. Life insurance consists of interest-sensitive life, immediate annuities with life contingencies, and variable life insurance. In 1999, substantially all of the Company's statutory premiums and deposits were from annuities.

 Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments which have the potential to impact its business. Recently enacted federal legislation will allow for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and savings products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for statutory premiums and deposits for the Company were California, Florida, and Texas for the year ended December 31, 1999. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. Substantially all premiums and deposits are ceded to ALIC under reinsurance agreements.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest and short-term investment dividends. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC. Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

administration and surrender charges. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

Investment contracts also include variable annuity and variable life contracts which are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. Revenues to the Company from Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to immediate annuities with life contingencies and certain variable annuity contract guarantees, is computed on the basis of assumptions as to mortality, future investment yields, terminations and expenses at the time the policy is issued. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)


of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life and certain investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS
In 1999, the Company adopted Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. Adoption of this statement was not material to the Company's results of operations or financial position.

3.    RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contracholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under the terms of the reinsurance agreements. The following amounts were ceded to ALIC under reinsurance agreements.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)


                                                      YEAR ENDED DECEMBER 31,
                                                      -----------------------
                                                    1999       1998        1997
                                                    ----       ----        ----
Premiums                                          $  2,966   $  2,528   $  1,979
Contract charges                                   118,290    102,218     83,559
Credited interest, policy benefits, and certain
     expenses                                      222,513    217,428    201,526



BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $33,892, $26,230 and $23,978 in 1999, 1998 and 1997, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4.    EXCLUSIVE DISTRIBUTION AGREEMENT

The Company has a strategic alliance with Dean Witter to develop, market and distribute proprietary savings and life insurance products through Morgan Stanley Dean Witter Financial Advisors. Affiliates of Dean Witter are the investment managers for the Morgan Stanley Dean Witter Variable Investment Series, Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust, the funds in which certain assets of the Separate Accounts products are invested. Under the terms of the alliance, the Company has agreed to use Dean Witter as an exclusive distribution channel for the Company's products. In addition to the Company's products, Dean Witter markets other products which compete with those of the Company.

Pursuant to the alliance agreement, Dean Witter provides approximately half of the statutory capital necessary to maintain these products on the Company's books through loans to a subsidiary of AIC. AIC unconditionally guarantees the repayment of these loans. The Company shares approximately half the net profits with Dean Witter on contracts written under the alliance.

The strategic alliance is cancelable for new business by either party by giving 30 days written notice, however, the Company believes the benefits derived by Dean Witter will preserve the alliance.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

5.    INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:



                                                                      GROSS UNREALIZED
                                               AMORTIZED        ---------------------------        FAIR
                                                 COST                GAINS           LOSSES        VALUE
                                            ---------------     -----------    -------------    -------------
AT DECEMBER 31, 1999
U.S. government and agencies                    $ 8,660             $   131        $   (57)        $ 8,734
Municipal                                         1,155                   6           (108)          1,053
Corporate                                        61,049                  26         (2,541)         58,534
Mortgage-backed securities                       18,341                 822           (486)         18,677
                                                -------             -------        -------         -------
     Total fixed income securities              $89,205             $   985        $(3,192)        $86,998
                                                =======             =======        =======         =======

AT DECEMBER 31, 1998

U.S. government and agencies                    $ 8,648             $ 1,469        $  --           $10,117
Municipal                                           590                  11           --               601
Corporate                                        33,958               1,634            (16)         35,576
Mortgage-backed securities                       37,960               2,250           (168)         40,042
                                                -------             -------        -------         -------
     Total fixed income securities              $81,156             $ 5,364        $  (184)        $86,336
                                                =======             =======        =======         =======


SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 1999:


                                         AMORTIZED    FAIR
                                           COST      VALUE
                                           ----      -----
Due in one year or less                  $    50   $    50
Due after one year through five years     16,690    16,538
Due after five years through ten years    46,933    44,542
Due after ten years                        7,191     7,191
                                         -------    ------
                                          70,864    68,321
Mortgage-backed securities                18,341    18,677
                                         -------   -------
      Total                              $89,205   $86,998
                                         =======   =======


Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)


NET INVESTMENT INCOME
YEAR ENDED DECEMBER 31,                             1999        1998       1997
                                                    ----        ----       ----
Fixed income securities                            $ 5,881    $ 5,616    $ 5,364
Short-term investments                                 261        190         84
                                                   -------    -------    -------
    Investment income, before expense                6,142      5,806      5,448
    Investment expense                                 132        115        302
                                                   -------    -------    -------
    Net investment income                          $ 6,010    $ 5,691    $ 5,146
                                                   =======    =======    =======

REALIZED CAPITAL GAINS AND LOSSES

YEAR ENDED DECEMBER 31,                               1999       1998       1997
                                                   -------    -------    -------

Fixed income securities                            $   510    $     2    $   (70)
Short-term investments                                  --         --          2
                                                   -------    -------    -------
    Realized capital gains and losses                  510          2        (68)
    Income taxes                                      (178)        (1)        24
                                                   -------    -------    -------
    Realized capital gains and losses, after tax   $   332    $     1    $   (44)
                                                   =======    =======    =======


Excluding calls and prepayments, gross gains of $629 were realized on sales of fixed income securities during 1999 and gross losses of $119, $9 and $70 were realized on sales of fixed income securities during 1999, 1998 and 1997, respectively. There were no gross gains realized on sales of fixed income securities during 1998 and 1997.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 1999 are as follows:


                                          COST/        FAIR        GROSS UNREALIZED     UNREALIZED
                                      AMORTIZED COST   VALUE      GAINS       LOSSES    NET LOSSES
                                      --------------   -----      -----       ------    ----------
  Fixed income securities                $ 89,205    $ 86,998    $    985    $ (3,192)   $ (2,207)
                                         ========    ========    ========    ========
  Deferred income taxes                                                                       772
                                                                                         --------
  Unrealized net capital losses                                                          $ (1,435)
                                                                                         ========

CHANGE IN UNREALIZED NET CAPITAL GAINS
YEAR ENDED DECEMBER 31,                     1999        1998        1997
                                          --------    --------    --------

  Fixed income securities                $ (7,387)   $  1,269    $  1,932
  Deferred income taxes                     2,585        (444)       (676)
                                         --------    --------    --------
 (Decrease) increase in unrealized net
   capital gains                         $ (4,802)   $    825    $  1,256
                                         ========    ========    ========


SECURITIES ON DEPOSIT
At December 31, 1999, fixed income securities with a carrying value of $7,856 were on deposit with regulatory authorities as required by law.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

6.    FINANCIAL INSTRUMENTS

In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

FINANCIAL ASSETS

The carrying value and fair value of financial assets at December 31, are as follows:


                                     1999                      1998
                                     ----                      ----
                            CARRYING       FAIR       CARRYING       FAIR
                             VALUE         VALUE        VALUE        VALUE
                             -----         -----        -----        -----
Fixed income securities   $   86,998   $   86,998   $   86,336   $   86,336
Short-term investments         3,170        3,170        5,083        5,083
Separate Accounts          8,211,996    8,211,996    7,031,083    7,031,083


Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:


                                      1999                      1998
                                      ----                      ----
                             CARRYING       FAIR      CARRYING        FAIR
                               VALUE        VALUE       VALUE         VALUE
                            ----------   ----------   ----------   ----------
Contractholder funds on
     investment contracts   $1,735,843   $1,675,910   $1,839,114   $1,814,684
Separate Accounts            8,211,996    8,211,996    7,031,083    7,031,083

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

7.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

At December 31, the reserve for life-contingent contract benefits consists of the following:


                                                    1999        1998
                                                    ----        ----
Immediate annuities:
     Structured settlement annuities               $109,907   $108,215
     Other immediate annuities                       40,680     36,840
                                                   --------   --------
     Total life-contingent contract benefits       $150,587   $145,055
                                                   ========   ========


The assumptions for mortality generally utilized in calculating reserves include, the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; and the 1983 group annuity mortality table for other immediate annuities. Interest rate assumptions vary from 3.5% to 10.0% for immediate annuities. Other estimation methods used include the present value of contractually fixed future benefits for structured settlement annuities and other immediate annuities.

Premium deficiency reserves are established, if necessary, for the structured settlement annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. The Company did not have a premium deficiency reserve at December 31, 1999 and 1998.

At December 31, contractholder funds consists of the following:


                                               1999         1998
                                               ----         ----
Interest-sensitive life                    $  173,867   $  178,589
Fixed annuities:
     Immediate annuities                       78,197       77,291
     Deferred annuities                     1,619,869    1,747,242
                                           ----------   ----------
     Total contractholder funds            $1,871,933   $2,003,122
                                           ==========   ==========


Contractholder funds are equal to deposits received net of commissions and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.0% to 7.2% for interest-sensitive life contracts; 3.5% to 10.2% for immediate annuities and 3.4% to 8.0% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest- sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 25% of deferred annuities are subject to a market value adjustment.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

8.   CORPORATION RESTRUCTURING

On November 10, 1999, the Corporation announced a series of strategic initiatives to aggressively expand its selling and service capabilities. The Corporation also announced that it is implementing a program to reduce expenses by approximately $600 million. The reduction will result in the elimination of approximately 4,000 current non-agent positions, across all employment grades and categories by the end of 2000, or approximately 10% of the Corporation's non-agent work force. The impact of the reduction in employee positions is not expected to materially impact the results of operations of the Company.

These cost reductions are part of a larger initiative to redeploy the cost savings to finance new initiatives including investments in direct access and internet channels for new sales and service capabilities, new competitive pricing and underwriting techniques, new agent and claim technology and enhanced marketing and advertising. As a result of the cost reduction program, the Corporation recorded restructuring and related charges of $81 million pretax during the fourth quarter of 1999. The Corporation anticipates that additional pretax restructuring related charges of approximately $100 million will be expensed as incurred throughout 2000. The Company's allocable share of these expenses were immaterial in 1999 and are expected to be immaterial in 2000.

9.    INCOME TAXES

The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

The components of the deferred income tax assets and liabilities at December 31, are as follows:


                                                      1999       1998
                                                      ----       ----
DEFERRED ASSETS
Unrealized net capital losses                       $   772    $    --
                                                    -------    -------
     Total deferred assets                              772         --

DEFERRED LIABILITIES
Difference in tax bases of investments               (1,518)    (1,503)
Unrealized net capital gains                             --     (1,813)
                                                    -------    -------
     Total deferred liabilities                      (1,518)    (3,316)
                                                    -------    -------
         Net deferred liability                     $  (746)   $(3,316)
                                                    =======    =======


The components of income tax expense for the year ended December 31, are as follows:


                                             1999      1998      1997
                                             ----      ----      ----
Current                                    $ 2,249   $ 1,797   $ 1,843
Deferred                                        15       198       (87)
                                           -------   -------   -------
    Total income tax expense               $ 2,264   $ 1,995   $ 1,756
                                           =======   =======   =======


The Company paid income taxes of $1,908, $129 and $2,236 in 1999, 1998 and 1997, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:


                                            1999     1998      1997
                                            ----     ----      ----
Statutory federal income tax rate           35.0%    35.0%     35.0%
Tax-exempt income                           (0.1)    (0.2)     (0.4)
Other                                       (0.2)     0.2        --
                                           -----    -----     -----
Effective income tax rate                   34.7%    35.0%     34.6%
                                           =====    =====     =====


Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 1999, approximately $16, will result in federal income taxes payable of $6 if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since the Tax Reform Act of 1984.

10.   STATUTORY FINANCIAL INFORMATION

The Company's statutory capital and surplus was $83,746 and $68,883 at December 31, 1999 and 1998, respectively. The Company's statutory net income was $4,840, $3,518 and $2,908 for the years ended December 31, 1999, 1998 and 1997, respectively.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC's codification initiative has produced a comprehensive guide of statutory accounting principles, which the Company will implement in January 2001. The Company's state of domicile, Arizona, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements are not expected to have a material impact on the statutory surplus of the Company.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2000 without prior approval of the Arizona Department of Insurance is $4,840.

RISKED-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 1999, RBC for the Company was significantly above levels that would require regulatory action.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

11.   OTHER COMPREHENSIVE INCOME

The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:


                                            1999                           1998                          1997
                                --------------------------      ----------------------------    -----------------------------
                                                     After-                           After-                          After-
                                PRETAX     TAX       TAX        PRETAX      TAX        TAX      PRETAX       TAX       TAX
                               -------   -------   -------      -------   -------    -------    -------    -------    -------
UNREALIZED CAPITAL GAINS
 AND LOSSES:
--------------------------------
Unrealized holding (losses)
   gains arising during
   the period                 $(6,877)   $ 2,407    $(4,470)   $ 1,271    $  (445)   $   826    $ 1,862   $  (652)   $ 1,210
Less:  reclassification
   adjustments                    510       (178)       332          2         (1)         1        (70)       24        (46)
                              -------    -------    -------    -------    -------    -------    -------   -------    -------
Unrealized net capital
   (losses) gains              (7,387)     2,585     (4,802)     1,269       (444)       825      1,932      (676)     1,256
                              -------    -------    -------    -------    -------    -------    -------   -------    -------
Other comprehensive
   (loss) income              $(7,387)   $ 2,585    $(4,802)   $ 1,269    $  (444)   $   825    $ 1,932   $  (676)   $ 1,256
                              =======    =======    =======    =======    =======    =======    =======   =======    =======



12.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds have been immaterial. These expenses are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

enforces compliance procedures to mitigate any exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

                        NORTHBROOK LIFE INSURANCE COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)


                                                   GROSS                              NET
YEAR ENDED DECEMBER 31, 1999                       AMOUNT            CEDED            AMOUNT
----------------------------                       ------            -----            ------
Life insurance in force                          $ 474,824        $ 474,824           $     -
                                                 =========        =========           =======

Premiums and contract charges:
         Life and annuities                      $ 121,351        $ 121,351           $     -
                                                 =========        =========           =======

                                                   GROSS                                NET
YEAR ENDED DECEMBER 31, 1998                       AMOUNT            CEDED            AMOUNT
----------------------------                       ------            -----            ------


Life insurance in force                          $ 494,256         $494,256           $     -
                                                 ==========        ========           =======
Premiums and contract charges:
         Life and annuities                      $ 104,746        $ 104,746           $     -
                                                 =========        =========           =======

                                                  GROSS                                 NET
YEAR ENDED DECEMBER 31, 1997                      AMOUNT             CEDED            AMOUNT
----------------------------                      ------             -----            ------

Life insurance in force                          $ 515,890         $515,890           $     -
                                                 =========         ========           =======
Premiums and contract charges:
         Life and annuities                      $  85,538         $ 85,538           $     -
                                                 =========         ========           =======


                                    --------------------------------------------

                                    NORTHBROOK VARIABLE ANNUITY ACCOUNT

                                    FINANCIAL STATEMENTS AS OF DECEMBER 31, 1999
                                    AND THE PERIODS ENDED DECEMBER 31, 1999 AND
                                    DECEMBER 31, 1998, AND INDEPENDENT AUDITORS'
                                    REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

We have audited the accompanying statement of net assets of Northbrook Variable Annuity Account as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), and the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Northbrook Variable Annuity Account as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account), and the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 27, 2000

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 1999
--------------------------------------------------------------------------------


  ASSETS
  Allocation to Sub-Accounts investing in the Morgan Stanley Dean Witter Variable Investment Series:
      Money Market, 16,813,665 shares (cost $16,813,665)                                                  $ 16,813,665
      Quality Income Plus, 1,374,693 shares (cost $14,015,675)                                              13,554,470
      High Yield, 2,722,087 shares (cost $17,380,966)                                                       11,786,635
      Utilities, 781,239 shares (cost $10,389,573)                                                          17,890,365
      Income Builder, 25,726 shares (cost $288,481)                                                            294,306
      Dividend Growth, 2,615,427 shares (cost $37,945,037)                                                  47,914,616
      Global Dividend Growth, 429,129 shares (cost $5,124,480)                                               6,196,624
      European Growth, 404,879 shares (cost $8,375,025)                                                     12,741,555
      Pacific Growth, 303,067 shares (cost $2,157,204)                                                       2,570,005
      Capital Growth, 142,224 shares (cost $2,504,764)                                                       3,374,980
      Equity, 1,500,850 shares (cost $40,333,637)                                                           80,865,775
      Strategist, 1,929,923 shares (cost $23,536,905)                                                       36,861,524
                                                                                                         --------------

           Total Assets                                                                                    250,864,520

  LIABILITIES
  Payable to Northbrook Life Insurance Company:
      Accrued contract maintenance charges                                                                      60,941
                                                                                                         --------------

           Net Assets                                                                                     $250,803,579
                                                                                                         =============


See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                     Morgan Stanley Dean Witter Variable Investment Series
                                                           -----------------------------------------------------------------------


                                                                              For the Year Ended December 31, 1999
                                                           -----------------------------------------------------------------------
                                                                            Quality
                                                              Money         Income           High                        Income
                                                              Market         Plus            Yield        Utilities      Builder
                                                           -------------  -------------  -------------  -------------  -----------
  INVESTMENT INCOME
  Dividends                                                 $   863,757    $ 1,017,193    $ 1,902,127    $   857,187     $ 29,026
  Charges from Northbrook Life Insurance Company:
      Mortality and expense risk                               (183,952)      (158,431)      (135,102)      (195,270)      (4,367)
                                                           -------------  -------------  -------------  -------------  -----------

           Net investment income (loss)                         679,805        858,762      1,767,025        661,917       24,659
                                                           -------------  -------------  -------------  -------------  -----------


  REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of investments:
      Proceeds from sales                                    10,595,930      4,566,527      3,888,129      6,989,943      356,894
      Cost of investments sold                               10,595,930      4,485,933      5,389,276      4,228,471      363,575
                                                           -------------  -------------  -------------  -------------  -----------

           Net realized gains (losses)                                -         80,594     (1,501,147)     2,761,472       (6,681)
                                                           -------------  -------------  -------------  -------------  -----------

  Change in unrealized gains (losses)                                 -     (1,829,277)      (533,350)    (1,416,794)      (9,369)
                                                           -------------  -------------  -------------  -------------  -----------

           Net gains (losses) on investments                          -     (1,748,683)    (2,034,497)     1,344,678      (16,050)
                                                           -------------  -------------  -------------  -------------  -----------


  CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $   679,805    $  (889,921)   $  (267,472)   $ 2,006,595     $  8,609
                                                           =============  =============  =============  ============   ===========


  See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                  Morgan Stanley Dean Witter Variable Investment Series
                                                       --------------------------------------------------------------------------


                                                                           For the Year Ended December 31, 1999
                                                       --------------------------------------------------------------------------
                                                                           Global
                                                          Dividend        Dividend       European       Pacific        Capital
                                                           Growth          Growth         Growth         Growth         Growth
                                                       --------------   ------------   ------------   ------------   ------------
  INVESTMENT INCOME
  Dividends                                             $  9,425,817     $  590,835     $1,160,256     $   17,178     $  347,171
  Charges from Northbrook Life Insurance Company:
      Mortality and expense risk                            (584,400)       (64,902)      (118,499)       (19,904)       (27,469)
                                                       --------------   ------------   ------------   ------------   ------------

           Net investment income (loss)                    8,841,417        525,933      1,041,757         (2,726)       319,702
                                                       --------------   ------------   ------------   ------------   ------------


  REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of investments:
      Proceeds from sales                                 14,477,598      2,418,344      4,719,186      2,007,341      1,376,641
      Cost of investments sold                             9,908,825      2,023,227      3,452,860      2,173,593      1,102,973
                                                       --------------   ------------   ------------   ------------   ------------

           Net realized gains (losses)                     4,568,773        395,117      1,266,326       (166,252)       273,668
                                                       --------------   ------------   ------------   ------------   ------------

  Change in unrealized gains (losses)                    (15,049,317)      (126,239)       593,651      1,167,133        182,259
                                                       --------------   ------------   ------------   ------------   ------------

           Net gains (losses) on investments             (10,480,544)       268,878      1,859,977      1,000,881        455,927
                                                       --------------   ------------   ------------   ------------   ------------


  CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                             $ (1,639,127)    $  794,811     $2,901,734     $  998,155     $  775,629
                                                       ==============   ============   ============   ============   ============


  See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                              Morgan Stanley Dean Witter
                                                                              Variable Investment Series
                                                                    -----------------------------------------------

                                                                          For the Year Ended December 31, 1999
                                                                    -----------------------------------------------

                                                                                       Capital
                                                                       Equity        Appreciation       Strategist
                                                                    -------------    -------------    -------------
  INVESTMENT INCOME
  Dividends                                                          $ 7,252,640      $   4,247        $   798,353
  Charges from Northbrook Life Insurance Company:
      Mortality and expense risk                                        (605,379)          (790)          (364,027)
                                                                    -------------    -------------    -------------

           Net investment income (loss)                                6,647,261          3,457            434,326
                                                                    -------------    -------------    -------------


  REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of investments:
      Proceeds from sales                                              9,323,291        433,584          6,890,898
      Cost of investments sold                                         5,509,137        416,753          4,723,546
                                                                    -------------    -------------    -------------

           Net realized gains (losses)                                 3,814,154         16,831          2,167,352
                                                                    -------------    -------------    -------------

  Change in unrealized gains (losses)                                 18,946,881          6,013          2,843,943
                                                                    -------------    -------------    -------------

           Net gains (losses) on investments                          22,761,035         22,844          5,011,295
                                                                    -------------    -------------    -------------


  CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                                          $29,408,296      $  26,301        $ 5,445,621
                                                                    =============    =============    =============


  See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                             Morgan Stanley Dean Witter Variable Investment Series
                                          ----------------------------------------------------------------------------------------


                                                  Money Market               Quality Income Plus               High Yield
                                          ----------------------------  ----------------------------  ----------------------------

                                               1999          1998           1999            1998          1999           1998
                                          -------------  -------------  -------------  -------------  -------------  -------------
  FROM OPERATIONS
  Net investment income (loss)             $   679,805    $ 1,398,311    $   858,762    $ 1,017,070    $ 1,767,025    $ 2,627,725
  Net realized gains (losses)                        -              -         80,594        794,680     (1,501,147)      (972,195)
  Change in unrealized gains (losses)                -              -     (1,829,277)       (46,206)      (533,350)    (1,702,486)
                                          -------------  -------------  -------------  -------------  -------------  -------------


  Change in net assets resulting from
    operations                                 679,805      1,398,311       (889,921)     1,765,544       (267,472)       (46,956)
                                          -------------  -------------  -------------  -------------  -------------  -------------

  FROM CAPITAL TRANSACTIONS
  Deposits                                      26,880         95,341         28,456         20,281         14,501         59,590
  Benefit payments                          (1,281,638)       (97,840)      (412,882)      (497,567)      (397,317)      (610,800)
  Payments on termination                   (4,617,642)    (4,037,711)    (2,641,127)    (4,304,683)    (1,825,390)    (3,140,770)
  Contract maintenance charges                  (7,570)        (8,506)        (6,442)        (8,517)        (7,396)       (10,200)
  Transfers among the sub-accounts
       and with the Fixed Account - net      2,552,821      3,586,794       (865,516)       334,287       (949,237)      (535,835)
                                          -------------  -------------  -------------  -------------  -------------  -------------

  Change in net assets resulting
       from capital transactions            (3,327,149)      (461,922)    (3,897,511)    (4,456,199)    (3,164,839)    (4,238,015)
                                          -------------  -------------  -------------  -------------  -------------  -------------

  INCREASE (DECREASE) IN NET ASSETS         (2,647,344)       936,389     (4,787,432)    (2,690,655)    (3,432,311)    (4,284,971)

  NET ASSETS AT BEGINNING OF PERIOD         19,456,925     18,520,536     18,338,609     21,029,264     15,216,082     19,501,053
                                          -------------  -------------  -------------  -------------  -------------  -------------

  NET ASSETS AT END OF PERIOD              $16,809,581    $19,456,925    $13,551,177    $18,338,609    $11,783,771    $15,216,082
                                          =============  =============  =============  =============  =============  =============


  See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                           Morgan Stanley Dean Witter Variable Investment Series
                                          ----------------------------------------------------------------------------------------


                                                    Utilities                  Income Builder               Dividend Growth
                                          ----------------------------  ----------------------------  ----------------------------

                                              1999            1998          1999           1998           1999           1998
                                          -------------  -------------  -------------  -------------  -------------  -------------
  FROM OPERATIONS
  Net investment income (loss)             $   661,917    $ 1,444,756    $  24,659      $    38,216    $ 8,841,417    $ 6,512,718
  Net realized gains (losses)                2,761,472      2,687,097       (6,681)          38,029      4,568,773      7,677,735
  Change in unrealized gains (losses)       (1,416,794)       664,255       (9,369)         (40,153)   (15,049,317)    (5,465,658)
                                          -------------  -------------  -------------  -------------  -------------  -------------


  Change in net assets resulting from
    operations                               2,006,595      4,796,108        8,609           36,092     (1,639,127)     8,724,795
                                          -------------  -------------  -------------  -------------  -------------  -------------

  FROM CAPITAL TRANSACTIONS
  Deposits                                      24,978         27,066        2,250            1,040        221,083        110,724
  Benefit payments                            (488,847)      (225,704)     (10,834)               -       (990,566)      (536,627)
  Payments on termination                   (4,665,086)    (4,551,361)    (166,664)        (270,529)   (10,098,090)   (12,886,650)
  Contract maintenance charges                  (7,877)       (10,449)         (92)            (127)       (21,985)       (29,306)
  Transfers among the sub-accounts
       and with the Fixed Account - net     (1,270,095)       555,897     (168,463)         129,984     (2,052,057)    (1,667,156)
                                          -------------  -------------  -------------  -------------  -------------  -------------

  Change in net assets resulting
       from capital transactions            (6,406,927)    (4,204,551)    (343,803)        (139,632)   (12,941,615)   (15,009,015)
                                          -------------  -------------  -------------  -------------  -------------  -------------

  INCREASE (DECREASE) IN NET ASSETS         (4,400,332)       591,557     (335,194)        (103,540)   (14,580,742)    (6,284,220)

  NET ASSETS AT BEGINNING OF PERIOD         22,286,351     21,694,794      629,429          732,969     62,483,719     68,767,939
                                          -------------  -------------  -------------  -------------  -------------  -------------

  NET ASSETS AT END OF PERIOD              $17,886,019    $22,286,351    $   294,235    $   629,429    $47,902,977    $62,483,719
                                          =============  =============  =============  =============  =============  =============


  See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                           Morgan Stanley Dean Witter Variable Investment Series
                                          ----------------------------------------------------------------------------------------


                                             Global Dividend Growth           European Growth               Pacific Growth
                                          ----------------------------  ----------------------------  ----------------------------

                                              1999            1998          1999           1998           1999           1998
                                          -------------  -------------  -------------  -------------  -------------  -------------
  FROM OPERATIONS
  Net investment income (loss)            $    525,933   $    962,717   $  1,041,757   $    876,269   $     (2,726)  $     65,905
  Net realized gains (losses)                  395,117        511,305      1,266,326      1,928,994       (166,252)      (538,697)
  Change in unrealized gains (losses)         (126,239)      (621,287)       593,651       (133,338)     1,167,133        263,080
                                          -------------  -------------  -------------  -------------  -------------  -------------


  Change in net assets resulting
   from operations                             794,811        852,735      2,901,734      2,671,925        998,155       (209,712)
                                          -------------  -------------  -------------  -------------  -------------  -------------

  FROM CAPITAL TRANSACTIONS
  Deposits                                      52,862         89,142          6,433         66,486         26,513         24,873
  Benefit payments                             (65,248)       (25,589)      (106,235)       (36,710)        (8,152)        (1,294)
  Payments on termination                   (1,683,408)    (1,656,988)    (1,777,871)    (1,928,166)      (605,369)      (231,649)
  Contract maintenance charges                  (2,461)        (3,026)        (3,598)        (4,871)          (888)          (620)
  Transfers among the sub-accounts
       and with the Fixed Account - net       (241,800)    (1,290,036)    (1,227,310)      (437,956)       649,956        140,786
                                          -------------  -------------  -------------  -------------  -------------  -------------

  Change in net assets resulting
       from capital transactions            (1,940,055)    (2,886,497)    (3,108,581)    (2,341,217)        62,060        (67,904)
                                          -------------  -------------  -------------  -------------  -------------  -------------

  INCREASE (DECREASE) IN NET ASSETS         (1,145,244)    (2,033,762)      (206,847)       330,708      1,060,215       (277,616)

  NET ASSETS AT BEGINNING OF PERIOD          7,340,362      9,374,124     12,945,307     12,614,599      1,509,166      1,786,782
                                          -------------  -------------  -------------  -------------  -------------  -------------

  NET ASSETS AT END OF PERIOD             $  6,195,118   $  7,340,362   $ 12,738,460   $ 12,945,307   $  2,569,381   $  1,509,166
                                          =============  =============  =============  =============  =============  =============


  See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                           Morgan Stanley Dean Witter Variable Investment Series
                                          ----------------------------------------------------------------------------------------


                                                 Capital Growth                     Equity                Capital Appreciation
                                          ----------------------------  ----------------------------  ----------------------------

                                              1999            1998          1999           1998           1999           1998
                                          -------------  -------------  -------------  -------------  -------------  -------------
  FROM OPERATIONS
  Net investment income (loss)            $    319,702   $    203,053   $  6,647,261   $  6,041,763   $      3,457   $       (712)
  Net realized gains (losses)                  273,668        231,042      3,814,154      6,019,217         16,831        (17,562)
  Change in unrealized gains (losses)          182,259         77,807     18,946,881      2,144,805          6,013        (18,940)
                                          -------------  -------------  -------------  -------------  -------------  -------------


  Change in net assets resulting
   from operations                             775,629        511,902     29,408,296     14,205,785         26,301        (37,214)
                                          -------------  -------------  -------------  -------------  -------------  -------------

  FROM CAPITAL TRANSACTIONS
  Deposits                                       4,615          2,643         91,134        228,786          1,957         23,885
  Benefit payments                                   -        (40,958)      (499,171)      (722,051)             -              -
  Payments on termination                     (409,672)      (541,219)    (7,139,312)   (10,798,607)       (26,803)       (55,817)
  Contract maintenance charges                  (1,083)        (1,394)       (27,940)       (23,764)            72            (92)
  Transfers among the sub-accounts
       and with the Fixed Account - net        (67,543)        66,893      4,410,127         77,540       (358,798)      (196,358)
                                          -------------  -------------  -------------  -------------  -------------  -------------

  Change in net assets resulting
       from capital transactions              (473,683)      (514,035)    (3,165,162)   (11,238,096)      (383,572)      (228,382)
                                          -------------  -------------  -------------  -------------  -------------  -------------

  INCREASE (DECREASE) IN NET ASSETS            301,946         (2,133)    26,243,134      2,967,689       (357,271)      (265,596)

  NET ASSETS AT BEGINNING OF PERIOD          3,072,214      3,074,347     54,602,997     51,635,308        357,271        622,867
                                          -------------  -------------  -------------  -------------  -------------  -------------

  NET ASSETS AT END OF PERIOD             $  3,374,160   $  3,072,214   $ 80,846,131   $ 54,602,997   $          -   $    357,271
                                          =============  =============  =============  =============  =============  =============


  See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                  Morgan Stanley Dean Witter
                                                                  Variable Investment Series
                                                            --------------------------------------


                                                                           Strategist
                                                            --------------------------------------

                                                                   1999                1998
                                                            ------------------  ------------------
  FROM OPERATIONS
  Net investment income (loss)                              $         434,326   $       3,983,648
  Net realized gains (losses)                                       2,167,352           3,366,984
  Change in unrealized gains (losses)                               2,843,943           1,469,828
                                                            ------------------  ------------------


  Change in net assets resulting from operations                    5,445,621           8,820,460
                                                            ------------------  ------------------

  FROM CAPITAL TRANSACTIONS
  Deposits                                                             93,028              33,889
  Benefit payments                                                   (994,019)           (559,688)
  Payments on termination                                          (4,374,355)         (8,462,527)
  Contract maintenance charges                                        (17,442)            (20,848)
  Transfers among the sub-accounts
       and with the Fixed Account - net                              (530,007)         (1,003,019)
                                                            ------------------  ------------------

  Change in net assets resulting
       from capital transactions                                   (5,822,795)        (10,012,193)
                                                            ------------------  ------------------

  INCREASE (DECREASE) IN NET ASSETS                                  (377,174)         (1,191,733)

  NET ASSETS AT BEGINNING OF PERIOD                                37,229,744          38,421,477
                                                            ------------------  ------------------

  NET ASSETS AT END OF PERIOD                               $      36,852,570   $      37,229,744
                                                            ==================  ==================


  See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1.   ORGANIZATION

     Northbrook Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account are legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Northbrook Life has issued the Dean Witter Variable Annuity, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders, but is closed to new customers. Absent any contract provisions wherein Northbrook Life contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the sub-accounts may not meet their stated objectives. The sub-accounts invest in the following underlying mutual fund portfolios of the Morgan Stanley Dean Witter Variable Investment Series (the "Funds").

              MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
                 Money Market                     Global Dividend Growth
                 Quality Income Plus              European Growth
                 High Yield                       Pacific Growth
                 Utilities                        Capital Growth
                 Income Builder                   Equity
                 Dividend Growth                  Strategist

     Northbrook Life provides insurance and administrative services to the contractholders for a fee. Northbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Northbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS - Investments consist of shares of the Fund and are stated at fair value based on quoted market prices at December 31, 1999.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Fund and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of portfolio shares by the Account and the cost of such shares, which is determined on a weighted average basis.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Northbrook Life. Northbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

     CONTRACT MAINTENANCE CHARGE - Northbrook Life deducts an annual maintenance charge of $30 on each contract anniversary and guarantees that this charge will not increase over the life of the contract.

     MORTALITY AND EXPENSE RISK CHARGE - Northbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to 1.00% per annum of the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Northbrook Life guarantees that the amount of this charge will not increase over the life of the contract.

4.  UNITS ISSUED AND REDEEMED

     (Units in whole amounts)

                                                                              Dean Witter Variable Annuity
                                                       -----------------------------------------------------------------------------

                                                                                Unit activity during 1999:
                                                                      ----------------------------------------------
                                                                                                                      Accumulated
                                                       Units Outstanding   Units       Units     Units Outstanding    Unit Value
                                                       December 31, 1998   Issued     Redeemed   December 31, 1999 December 31,1999
                                                       ----------------- ---------- ------------ ----------------- ----------------
Investments in the Morgan Stanley Dean Witter Variable
   Investment Series Sub-Accounts:
      Money Market                                              945,513    395,135     (552,844)          787,804  $         21.34
      Quality Income Plus                                       754,206     25,848     (193,592)          586,462            23.11
      High Yield                                                492,928     20,054     (121,954)          391,028            30.14
      Utilities                                                 741,971     15,138     (224,489)          532,620            33.58
      Income Builder                                             50,807        486      (28,886)           22,407            13.13
      Dividend Growth                                         2,007,199     35,048     (458,653)        1,583,594            30.25
      Global Dividend Growth                                    424,746     20,278     (129,218)          315,806            19.62
      European Growth                                           369,513     40,021     (125,086)          284,448            44.78
      Pacific Growth                                            277,001    295,000     (285,219)          286,782             8.96
      Capital Growth                                            125,509     31,300      (52,358)          104,451            32.30
      Equity                                                    641,223     70,315     (107,223)          604,315           133.78
      Strategist                                              1,141,504     29,574     (197,580)          973,498            37.86
      Capital Appreciation                                       34,963      4,575      (39,538)                -                -


Units relating to accrued contract maintenance charges are included in units redeemed.

                                       13